UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      CLAIRVOYANCE CAPITAL ADVISORS PTE. LTD.

Address:   80 Raffles Place
           45-01, UOB Plaza
           Singapore 048624


Form 13F File Number: 028-13936


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Robert Wong
Title:  Chief Financial Officer
Phone:  (65) 6305 2209

Signature,  Place,  and  Date  of  Signing:

/s/ Robert Wong                    Singapore                          5/15/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               9

Form 13F Information Table Value Total:  $       24,200
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
CTRIP COM INTL LTD         AMERICAN DEP SHS 22943F100      216    10,000 SH       SOLE                   10,000      0    0
HARMONIC INC               COM              413160102      547   100,000 SH       SOLE                  100,000      0    0
NVIDIA CORP                COM              67066G104    1,540   100,000 SH       SOLE                  100,000      0    0
SEACHANGE INTL INC         COM              811699107      123    15,800 SH       SOLE                   15,800      0    0
TRIQUINT SEMICONDUCTOR INC COM              89674K103   13,790 2,000,000 SH       SOLE                2,000,000      0    0
21VIANET GROUP INC         SPONSORED ADR    90138A103    2,187   192,713 SH       SOLE                  192,713      0    0
VEECO INSTRS INC DEL       COM              922417100      459    16,032 SH       SOLE                   16,032      0    0
WESTERN DIGITAL CORP       COM              958102105    5,118   123,643 SH       SOLE                  123,643      0    0
YOUKU INC                  SPONSORED ADR    98742U100      220    10,000 SH       SOLE                   10,000      0    0


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